Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 16.1%

Banks — 4.4%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,750,000
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,949,554
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	6,374,490
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,035,598
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	5,118,167
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	6,279,038
5,065,000	Credit Suisse AG/New York NY, 2.10%, 11/12/21	5,098,713
2,625,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(b)	2,687,706
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	3,223,868
5,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	6,685,562
2,980,000	KeyCorp. MTN, 2.90%, 09/15/20	2,999,901
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(b)	5,299,462
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,739,441
3,500,000	PNC Bank NA, 2.70%, 10/22/29	3,604,611
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,631,991
2,200,000	Sumitomo Mitsui Financial Group, Inc., 2.72%, 09/27/29	2,248,274
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	2,008,955
		67,735,331
Communication Services — 1.3%
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,561,748
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,463,639
5,930,000	Verizon Communications, Inc., 4.13%, 03/16/27	6,690,002
		19,715,389
Principal
Amount		Value
Consumer Discretionary — 0.8%
$2,460,000	Carnival Corp., 3.95%, 10/15/20	$2,495,520
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	5,119,196
3,890,000	Walmart, Inc., 3.40%, 06/26/23	4,123,108
		11,737,824
Consumer Staples — 1.7%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,430,285
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,917,355
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,142,417
4,000,000	Marriott International, Inc./MD, 3.60%, 04/15/24	4,258,455
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	6,045,230
		26,793,742
Diversified Financials — 1.8%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	4,079,847
2,000,000	Air Lease Corp., 2.30%, 02/01/25	2,001,931
1,760,000	American Express Co., 3.70%, 08/03/23	1,870,297
5,690,000	General Motors Financial Co., Inc., 2.90%, 02/26/25	5,750,644
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 2.56%, 10/31/22(c)	3,096,144
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 2.80%, 07/24/23(c)	3,101,917
5,000,000	Magna International, Inc., 3.63%, 06/15/24	5,360,230
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,505,441
		27,766,451
Energy — 1.0%
2,840,000	Energy Transfer Operating LP, 5.88%, 01/15/24	3,168,886

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Energy (continued)
$3,380,000	Occidental Petroleum Corp., 2.70%, 08/15/22	$3,432,398
3,000,000	ONEOK, Inc., 2.75%, 09/01/24	3,065,639
5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	6,002,928
		15,669,851
Health Care — 1.7%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	5,016,135
4,000,000	AbbVie, Inc., 2.60%, 11/21/24(a)	4,086,210
3,000,000	Anthem, Inc., 2.38%, 01/15/25	3,039,930
5,000,000	Bristol-Myers Squibb Co., 2.88%, 08/15/20(a)	5,029,474
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24(a)	3,131,975
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,366,666
		25,670,390
Industrials — 0.8%
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,316,082
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,698,803
3,725,000	Roper Technologies, Inc., 2.80%, 12/15/21	3,791,335
		12,806,220
Information Technology — 0.9%
1,000,000	Adobe, Inc., 1.70%, 02/01/23	1,006,053
3,090,000	Hewlett Packard Enterprise Co., 2.25%, 04/01/23	3,116,734
5,071,000	Microsoft Corp., 2.40%, 08/08/26	5,257,785
5,000,000	Oracle Corp., 2.50%, 05/15/22	5,090,360
		14,470,932
Insurance — 0.3%
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	5,034,704
Materials — 0.4%
5,000,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	5,412,590
Real Estate — 0.1%
2,000,000	American Tower Corp. REIT, 2.40%, 03/15/25	2,026,235
Principal
Amount		Value
Utilities — 0.9%
$2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	$2,404,924
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,538,275
4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	4,311,098
1,000,000	Southern California Edison Co., 2.85%, 08/01/29	1,032,285
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	5,295,033
		14,581,615
Total Corporate Bonds (Cost $240,408,025)		249,421,274

ASSET-BACKED SECURITIES — 3.4%

CANADA — 0.8%
Other Asset-Backed Securities — 0.8%
2,803,804	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	2,816,226
1,931,017	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	1,933,952
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,042,212
4,750,000	Golden Credit Card Trust, Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,751,625
		12,544,015

CAYMAN ISLANDS — 1.4%
Collateralized Loan Obligations — 1.4%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.27%, 04/24/29(a)(c)	2,997,117
5,000,000	Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.29%, 02/06/26(a)(c)	4,998,574
1,465,796	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.99%, 10/17/26(a)(c)	1,466,077
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.12%, 04/20/30(a)(c)	4,001,643
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.05%, 07/20/30(a)(c)	5,001,243

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.79%, 07/16/27(a)(c)	$2,991,984
		21,456,638

UNITED STATES — 1.2%
Other Asset-Backed Securities — 1.2%
567,760	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	567,819
549,926	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/22	550,456
63,812	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	63,826
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,505,321
1,068,288	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,072,812
2,000,000	GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	2,006,157
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	3,103,591
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	2,005,221
459,174	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 09/20/21(a)	459,285
1,200,168	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,201,660
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,014,789
566,914	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	570,241
2,887,684	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	2,907,885
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,195,918
		19,224,981
Total Asset-Backed Securities (Cost $52,973,025)		53,225,634
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
$911,329	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	$940,339
Total Collateralized Mortgage Obligations (Cost $927,218)		940,339

U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
1,546,049	5.14%, 12/15/23	1,656,534
Small Business Administration — 0.0%
368,363	4.08%, 03/10/21	375,908
Total U.S. Government Agencies (Cost $1,914,417)		2,032,442

U.S. GOVERNMENT SECURITIES — 79.2%
U.S. Treasury Bonds — 1.2%
13,726,000	3.50%, 02/15/39	17,450,786
U.S. Treasury Notes — 78.0%
46,736,000	2.38%, 04/30/20	46,814,503
6,472,000	1.38%, 09/15/20	6,464,416
14,977,000	1.88%, 12/15/20	15,021,463
30,592,000	2.63%, 05/15/21	31,048,490
28,911,000	1.88%, 11/30/21	29,182,041
64,991,000	1.88%, 01/31/22	65,656,143
171,813,000	1.75%, 01/31/23	174,027,776
100,663,000	1.25%, 07/31/23	100,478,189
144,856,000	2.75%, 07/31/23	151,934,706
34,765,280	0.63%, 01/15/24(d)	35,864,256
126,615,000	2.38%, 08/15/24	132,436,322
34,080,000	2.25%, 11/15/24	35,524,406
84,198,000	2.25%, 11/15/25	88,233,584
83,729,000	1.63%, 02/15/26	84,824,673
136,661,000	2.00%, 11/15/26	141,695,036
64,969,000	2.25%, 11/15/27	68,763,088
		1,207,969,092
Total U.S. Government Securities (Cost $1,185,243,701)		1,225,419,878

GOVERNMENT BONDS — 0.2%

JAPAN — 0.2%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	3,000,540
Total Government Bonds (Cost $2,999,839)		3,000,540

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 0.8%
12,807,115	SEI Daily Income Trust Government II Fund, Class A, 1.46%(e)	$12,807,115
Total Investment Company (Cost $12,807,115)		12,807,115
TOTAL INVESTMENTS — 99.9% (Cost $1,497,273,340)		$1,546,847,222
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,550,821
NET ASSETS — 100.0%		$1,548,398,043

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
(c)	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of January 31, 2020.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	79.3%
Corporate Bonds	16.1
Asset Backed Securities	3.4
Government Bonds	0.2
Collateralized Mortgage Obligations	0.1
Other*	0.9
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

4